Revenue - Schedule of Disaggregation of Revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 253,431	$ 77,948
Excise taxes	27,090
Net revenue	226,341	77,948
Recreational Revenue | Business to Business
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	117,388
Recreational Revenue | Business to Consumer
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	23,144
Medical Revenue | Canadian
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	68,759	70,617
Medical Revenue | International
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	10,091	3,732
Other Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 34,049	$ 3,599